Document And Entity Information	Jan. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity Registrant Name	Grayscale XRP Trust ETF
Entity Central Index Key	0002037427
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	001-42970
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-6768079
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Grayscale XRP Trust ETF Shares
Trading Symbol	GXRP
Security Exchange Name	NYSEArca